[LETTERHEAD OF DECHERT LLP]

May 25, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:          PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 148

Investment Company Act File No. 811-21977

Amendment No. 149

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares Fundamental High Yield Corporate Bond Portfolio (formerly, PowerShares High Yield Corporate Bond Portfolio), attached herewith for filing is the above-referenced Post-Effective Amendment No. 148 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  This filing is being made pursuant to Rule 485(a)(1) for the purposes of changing the name of a series of the Trust (the “fund”) and changing the underlying index and strategy of the fund.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss